Net Loss Per Share - Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss		$ (85,129)	$ (60,461)	$ (39,437)
Less: Redeemable noncontrolling interest remeasurement		0	(804)	0
Less: (Income) loss attributable to noncontrolling interests in subsidiaries	[1]	129	443	(543)
Net loss available to common stockholders, basic		85,000	60,822	39,980
Net loss available to common stockholders, diluted		$ 85,000	$ 60,822	$ 39,980
Denominator
Weighted-average common shares outstanding, basic (in shares)	[1]	281,026,365	215,094,037	205,888,637
Weighted-average common shares outstanding, diluted (in shares)	[1]	281,026,365	215,094,037	205,888,637
Net loss per share attributable to common stockholders, basic (in USD per share)	[1]	$ (0.30)	$ (0.28)	$ (0.19)
Net loss per share attributable to common stockholders, diluted (in USD per share)	[1]	$ (0.30)	$ (0.28)	$ (0.19)

[1]	Retroactively restated for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.